Income Taxes	6 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Huadi International is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Tuoxing is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

HK Beach is established in Hong Kong and is subject to statutory income tax rate at 16.5%.

Hongshun is established in PRC and is subject to statutory income tax rate at 25%.

Huadi Steel, the Company’s main operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from fiscal year 2019, and the HNTE certificate was renewed on December 24, 2022. Thus, Huadi Steel is eligible for a 15% preferential tax rate from fiscal year 2020 to fiscal year 2025. As of March 31, 2023, the tax years ended December 31, 2017 through December 31, 2022 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2023 and September 30, 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended March 31, 2023 and 2022, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2023.

Per the consolidated statements of income and comprehensive income, income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended March 31, 2023 and 2022 are as follows:

	2023	2022
Income before taxes	$1,595,461	$(9,150)
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	$239,319	-
Tax effect of R&D expenses deduction	(171,281)	-
Tax effect of non-deductible expenses	23,097	-
Effect of income tax rate differences in jurisdictions other than the PRC	50,239	-
Current income tax expenses	$141,374	$-

Income taxes for the six months ended March 31, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:

	2023	2022
Current income tax	$150,862	$-
Deferred income tax benefits	(9,488)	-
Total income tax expense	$141,374	$-

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at March 31, 2023 and September 30, 2022 are presented below:

	2023	2022
Deferred tax assets:
Bad debt allowance	$360,495	$338,417
Loss carryforward	-	312
Total	$360,495	$338,729

There was no valuation allowance recorded for deferred tax assets as of March 31, 2023 and September 30, 2022. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely than not the company will realize the benefits of those deductible differences at March 31, 2023 and September 30, 2022.